Earnings per Unit and Cash Distributions (Tables)	6 Months Ended
Jun. 30, 2018
Earnings Per Share [Abstract]
Schedule of Calculations of Basic and Diluted Earnings per Unit

The calculations of basic and diluted earnings per unit (1) are presented below:

	Three Months Ended June 30,		Six Months Ended June 30,
(U.S. Dollars in thousands, except per unit data)	2018	2017	2018	2017
Net income	$21,681	$16,915	$52,405	$28,344
Less: Series A Preferred unitholders’ interest in net income	1,800	1,009	3,600	1,653

Net income attributable to the unitholders of KNOT Offshore Partners LP	19,881	15,906	48,805	26,691

Less: Distributions (2)	18,034	16,379	36,068	32,758

Under (over) distributed earnings	1,847	(473)	12,737	(6,067)

Under (over) distributed earnings attributable to:
Common unitholders (3)	1,813	(464)	12,502	(5,955)
General Partner	34	(9)	235	(112)
Weighted average units outstanding (basic) (in thousands):
Common units	32,694	29,694	32,694	29,570
General Partner units	615	559	615	559
Weighted average units outstanding (diluted) (in thousands):
Common units	36,355	31,798	36,360	31,296
General Partner units	615	559	615	559
Earnings per unit (basic)
Common units	$0.597	$0.526	$1.465	$0.886
General Partner units	0.597	0.526	1.465	0.882
Earnings per unit (diluted):
Common units	$0.585	$0.522	$1.415	$0.886
General Partner units	0.597	0.526	1.465	0.882
Cash distributions declared and paid in the period per unit (4)	0.520	0.520	1.040	1.040
Subsequent event: Cash distributions Declared and paid per unit relating to the period (5)	0.520	0.520	1.040	0.520

(1)	Earnings per unit have been calculated in accordance with the cash distribution provisions set forth in the Partnership Agreement.
(2)

This refers to distributions made or to be made in relation to the period irrespective of the declaration and payment dates and based on the number of units outstanding at the record date. This includes cash distributions to the IDR holder (KNOT) for the three months ended June 30, 2018 and 2017 of $0.7 million and of $0.6 million, respectively, and for the six months ended June 30, 2018 and 2017 of $1.4 million and of $1.3 million, respectively.

(3)

This includes the net income attributable to the IDR holder. The net income attributable to IDRs for the three months ended June 30, 2018 and 2017 was $0.7 million and $0.6 million, respectively, and for the six months ended June 30, 2018 and 2017 was $1.4 million and $1.3 million, respectively.

(4)	Refers to cash distributions declared and paid during the period.
(5)	Refers to cash distributions declared and paid subsequent to the period end.